SEGMENTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenues	$ 20,272	$ 20,314	$ 20,317
Gross profit	11,056	10,707	10,652
Research and development expenses	1,488	1,427	1,356
Selling and marketing expenses	3,861	4,080	3,879
Segments Profitability	3,951	1,649	2,205
Segments [Member]
Segment Reporting Information [Line Items]
Segments Profitability	6,723	6,195	6,756
Generics [Member]
Segment Reporting Information [Line Items]
Revenues	9,814	9,902	10,385
Gross profit	4,247	4,079	4,518
Research and development expenses	517	492	485
Selling and marketing expenses	1,582	1,919	1,971
Segments Profitability	2,148	1,668	2,062
Specialty [Member]
Segment Reporting Information [Line Items]
Revenues	8,560	8,388	8,150
Gross profit	7,457	7,274	7,173
Research and development expenses	881	883	793
Selling and marketing expenses	2,001	1,864	1,686
Segments Profitability	$ 4,575	$ 4,527	$ 4,694